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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin Gump Strauss Hauer & Feld LLP
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: 028-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein        New York, New York               February 14, 2005
-------------------      --------------------             -----------------
[Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                           -----------
Form 13F Information Table Entry Total:                             17
                                                           -----------
Form 13F Information Table Value Total:                       $297,119
                                                           -----------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                  Seemore Advisors LLC
                                               Form 13F Information Table
                                           For Quarter Ended December 31, 2004

NAME OF ISSUER     TITLE OF    CUSIP      MARKET VALUE SHARES       SH/  PUT/  INVESTMENT  OTHER           VOTING AUTHORITY
                   CLASS                  (X $1000)                 PRN  CALL  DISCRETION  MANAGERS  SOLE         SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CELL               COM         150934107   $    2,442      300,000   SH        SOLE                      300,000
THERAPEUTICS INC
------------------------------------------------------------------------------------------------------------------------------------
DOR BIOPHARMA      COM         258094101   $      305      476,758   SH        SOLE                      476,758
INC
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV         COM         36866W106   $      151       25,550   SH        SOLE                       25,550
GUIDE INTL INC
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC    COM         45245W109   $   28,524      619,000   SH        SOLE                      619,000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA      COM SER A   530718105   $    2,196      200,000   SH        SOLE                      200,000
CORP NEW
------------------------------------------------------------------------------------------------------------------------------------
LIONS GATE         COM NEW     535919203   $   37,170    3,500,000   SH        SOLE                    3,500,000
ENTMNT CORP
------------------------------------------------------------------------------------------------------------------------------------
M & F WORLDWIDE    COM         552541104   $   12,735      935,000   SH        SOLE                      935,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
MARVEL             COM         57383M108   $   80,791    3,944,866   SH        SOLE                    3,944,866
ENTERPRISES INC
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL     COM         580037109   $   47,736    2,600,000   SH        SOLE                    2,600,000
INC
------------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH      COM         63860C100   $    7,912    1,146,667   SH        SOLE                    1,146,667
INC
------------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH      *W EXP      63860C118   $      376      180,667   SH        SOLE                      180,667
INC                08/24/200
------------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH      UNIT        63860C209   $    1,552      153,667   SH        SOLE                      153,667
INC                08/24/2007
------------------------------------------------------------------------------------------------------------------------------------
NEOSE              COM         640522108   $    9,756    1,451,837   SH        SOLE                    1,451,837
TECHNOLOGIES
INC
------------------------------------------------------------------------------------------------------------------------------------
NOVADEL            COM         66986X106   $    1,552      952,380   SH        SOLE                      952,380
PHARMA INC
------------------------------------------------------------------------------------------------------------------------------------
OMEGA PROTEIN      COM         68210P107   $    6,621      769,900   SH        SOLE                      769,900
CORP
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC       COM         74157K101   $      760      200,000   SH        SOLE                      200,000
------------------------------------------------------------------------------------------------------------------------------------
TV AZTECA S A DE   SPONSORED   901145102   $   56,540    5,500,000   SH        SOLE                    5,500,000
C V                ADR
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 17 DATA RECORDS                     $297,119

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED